Schedule of Reconciliation of Convertible Notes (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2023	Jul. 01, 2022
Convertible Note
Financial derivative liability			$ 2,120,963
Financial derivative liability			250,921		$ 250,921	$ 2,120,963
Financial liability			5,328,247		$ 6,281,411	$ 5,328,247
Convertible notes, opening balance	$ 6,532,332	$ 7,449,210	7,449,210
Gain on financial derivative	(28,967)		(1,870,042)
Amortization of financial liability	(55,192)	$ 151,229	928,281
Financial liability movement	428,333
Foreign exchange movement	35,932		24,883
Convertible notes			6,532,332
Convertible notes, ending balance	$ 6,912,438		$ 6,532,332	$ 7,449,210